CONSOLIDATING FINANCIAL STATEMENTS - Balance sheet (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 1,210.9	$ 575.1	$ 349.0
Restricted cash	13.7	15.2
Accounts receivable and other assets	122.3	137.4
Current income tax recoverable	29.9	43.2
Inventories	1,072.9	1,053.8
Current assets	2,449.7	1,824.7
Non-current assets
Property, plant and equipment	7,653.5	6,340.0
Goodwill	158.8	158.8
Long-term investments	113.0	126.2
Investments in joint ventures	18.3	18.4
Other long-term assets	537.2	572.7
Deferred tax assets	2.7	35.2
Total assets	10,933.2	9,076.0
Current liabilities
Accounts payable and accrued liabilities	479.2	469.3
Current income tax payable	114.5	68.0
Current portion of long-term debt and credit facilities	499.7
Current portion of provisions	63.8	57.9
Other current liabilities	49.7	20.3
Deferred payment obligation	141.5
Current liabilities	1,348.4	615.5
Non-current liabilities
Long-term debt and credit facilities	1,424.2	1,837.4
Provisions	861.1	838.6
Long-term lease liabilities	46.3	38.9
Other long-term liabilities	102.4	108.5
Deferred tax liabilities	487.8	304.5
Total liabilities	4,270.2	3,743.4
Common shareholders' equity
Common share capital	4,473.7	14,926.2
Contributed surplus	10,709.0	242.1
Accumulated deficit	(8,562.5)	(9,829.4)
Accumulated other comprehensive income (loss)	(23.7)	(20.4)	(98.5)
Total common shareholders' equity	6,596.5	5,318.5
Non-controlling interests	66.5	14.1
Total equity	6,663.0	5,332.6
Total liabilities and equity	10,933.2	9,076.0
Total Guarantors
Current assets
Cash and cash equivalents	482.3	243.0	118.9
Restricted cash	5.7	6.6
Accounts receivable and other assets	59.0	68.2
Intercompany receivables	1,863.5	1,538.4
Current income tax recoverable	0.7	0.7
Inventories	588.0	510.5
Current assets	2,999.2	2,367.4
Non-current assets
Property, plant and equipment	3,695.1	3,575.1
Goodwill	158.8	158.8
Long-term investments	103.0	116.5
Intercompany investments	1,538.6	566.3
Other long-term assets	228.6	183.7
Long-term intercompany receivables	3,089.6	3,448.8
Total assets	11,812.9	10,416.6
Current liabilities
Accounts payable and accrued liabilities	298.2	297.7
Intercompany payables	674.1	663.4
Current income tax payable	112.6	65.4
Current portion of long-term debt and credit facilities	499.7
Current portion of provisions	30.6	25.7
Other current liabilities	41.7	13.4
Current liabilities	1,656.9	1,065.6
Non-current liabilities
Long-term debt and credit facilities	1,240.2	1,837.4
Provisions	474.4	459.8
Long-term lease liabilities	43.2	29.9
Other long-term liabilities	37.9	45.3
Long-term intercompany payables	1,441.1	1,395.5
Deferred tax liabilities	322.7	264.6
Total liabilities	5,216.4	5,098.1
Common shareholders' equity
Common share capital	4,473.7	14,926.2
Contributed surplus	10,709.0	242.1
Accumulated deficit	(8,562.5)	(9,829.4)
Accumulated other comprehensive income (loss)	(23.7)	(20.4)
Total common shareholders' equity	6,596.5	5,318.5
Total equity	6,596.5	5,318.5
Total liabilities and equity	11,812.9	10,416.6
Kinross Gold Corp.
Current assets
Cash and cash equivalents	115.5	124.9	29.7
Accounts receivable and other assets	13.7	10.6
Intercompany receivables	610.1	601.5
Inventories	3.9	3.4
Current assets	743.2	740.4
Non-current assets
Property, plant and equipment	76.1	77.8
Long-term investments	103.0	116.5
Intercompany investments	5,779.7	4,354.0
Other long-term assets	18.9	17.2
Long-term intercompany receivables	3,024.9	3,215.1
Total assets	9,745.8	8,521.0
Current liabilities
Accounts payable and accrued liabilities	96.2	89.1
Intercompany payables	102.4	123.0
Current portion of long-term debt and credit facilities	499.7
Other current liabilities	13.9	2.6
Current liabilities	712.2	214.7
Non-current liabilities
Long-term debt and credit facilities	1,240.2	1,837.4
Provisions	13.3	11.4
Long-term lease liabilities	17.3	18.4
Other long-term liabilities	0.5	0.3
Long-term intercompany payables	1,165.8	1,120.3
Total liabilities	3,149.3	3,202.5
Common shareholders' equity
Common share capital	4,473.7	14,926.2
Contributed surplus	10,709.0	242.1
Accumulated deficit	(8,562.5)	(9,829.4)
Accumulated other comprehensive income (loss)	(23.7)	(20.4)
Total common shareholders' equity	6,596.5	5,318.5
Total equity	6,596.5	5,318.5
Total liabilities and equity	9,745.8	8,521.0
Guarantor Subsidiaries
Current assets
Cash and cash equivalents	366.8	118.1	89.2
Restricted cash	5.7	6.6
Accounts receivable and other assets	45.3	57.6
Intercompany receivables	1,553.5	1,217.6
Current income tax recoverable	0.7	0.7
Inventories	584.1	507.1
Current assets	2,556.1	1,907.7
Non-current assets
Property, plant and equipment	3,619.0	3,497.3
Goodwill	158.8	158.8
Intercompany investments	3,241.6	2,206.8
Other long-term assets	209.7	166.5
Long-term intercompany receivables	66.2	234.8
Total assets	9,851.4	8,171.9
Current liabilities
Accounts payable and accrued liabilities	202.0	208.6
Intercompany payables	871.8	821.1
Current income tax payable	112.6	65.4
Current portion of provisions	30.6	25.7
Other current liabilities	27.8	10.8
Current liabilities	1,244.8	1,131.6
Non-current liabilities
Provisions	461.1	448.4
Long-term lease liabilities	25.9	11.5
Other long-term liabilities	37.4	45.0
Long-term intercompany payables	276.8	276.3
Deferred tax liabilities	322.7	264.6
Total liabilities	2,368.7	2,177.4
Common shareholders' equity
Common share capital	1,786.7	1,786.6
Contributed surplus	2,187.6	2,187.6
Accumulated deficit	3,527.4	2,039.8
Accumulated other comprehensive income (loss)	(19.0)	(19.5)
Total common shareholders' equity	7,482.7	5,994.5
Total equity	7,482.7	5,994.5
Total liabilities and equity	9,851.4	8,171.9
Guarantor Adjustments
Current assets
Intercompany receivables	(300.1)	(280.7)
Current assets	(300.1)	(280.7)
Non-current assets
Intercompany investments	(7,482.7)	(5,994.5)
Long-term intercompany receivables	(1.5)	(1.1)
Total assets	(7,784.3)	(6,276.3)
Current liabilities
Intercompany payables	(300.1)	(280.7)
Current liabilities	(300.1)	(280.7)
Non-current liabilities
Long-term intercompany payables	(1.5)	(1.1)
Total liabilities	(301.6)	(281.8)
Common shareholders' equity
Common share capital	(1,786.7)	(1,786.6)
Contributed surplus	(2,187.6)	(2,187.6)
Accumulated deficit	(3,527.4)	(2,039.8)
Accumulated other comprehensive income (loss)	19.0	19.5
Total common shareholders' equity	(7,482.7)	(5,994.5)
Total equity	(7,482.7)	(5,994.5)
Total liabilities and equity	(7,784.3)	(6,276.3)
Non-guarantors
Current assets
Cash and cash equivalents	728.6	332.1	$ 230.1
Restricted cash	8.0	8.6
Accounts receivable and other assets	63.3	69.2
Intercompany receivables	4,293.7	4,420.0
Current income tax recoverable	29.2	42.5
Inventories	484.9	543.3
Current assets	5,607.7	5,415.7
Non-current assets
Property, plant and equipment	3,958.4	2,764.9
Long-term investments	10.0	9.7
Investments in joint ventures	18.3	18.4
Intercompany investments	18,247.8	17,765.7
Other long-term assets	308.6	389.0
Long-term intercompany receivables	5,242.1	5,230.2
Deferred tax assets	2.7	35.2
Total assets	33,395.6	31,628.8
Current liabilities
Accounts payable and accrued liabilities	181.0	171.6
Intercompany payables	5,483.1	5,295.0
Current income tax payable	1.9	2.6
Current portion of provisions	33.2	32.2
Other current liabilities	8.0	6.9
Deferred payment obligation	141.5
Current liabilities	5,848.7	5,508.3
Non-current liabilities
Long-term debt and credit facilities	184.0
Provisions	386.7	378.8
Long-term lease liabilities	3.1	9.0
Other long-term liabilities	64.5	63.2
Long-term intercompany payables	6,890.6	7,283.5
Deferred tax liabilities	165.1	39.9
Total liabilities	13,542.7	13,282.7
Common shareholders' equity
Common share capital	19,619.5	19,285.5
Contributed surplus	7,943.3	7,844.4
Accumulated deficit	(7,727.4)	(8,744.0)
Accumulated other comprehensive income (loss)	(49.0)	(53.9)
Total common shareholders' equity	19,786.4	18,332.0
Non-controlling interests	66.5	14.1
Total equity	19,852.9	18,346.1
Total liabilities and equity	33,395.6	31,628.8
Eliminations
Current assets
Intercompany receivables	(6,157.2)	(5,958.4)
Current assets	(6,157.2)	(5,958.4)
Non-current assets
Intercompany investments	(19,786.4)	(18,332.0)
Long-term intercompany receivables	(8,331.7)	(8,679.0)
Total assets	(34,275.3)	(32,969.4)
Current liabilities
Intercompany payables	(6,157.2)	(5,958.4)
Current liabilities	(6,157.2)	(5,958.4)
Non-current liabilities
Long-term intercompany payables	(8,331.7)	(8,679.0)
Total liabilities	(14,488.9)	(14,637.4)
Common shareholders' equity
Common share capital	(19,619.5)	(19,285.5)
Contributed surplus	(7,943.3)	(7,844.4)
Accumulated deficit	7,727.4	8,744.0
Accumulated other comprehensive income (loss)	49.0	53.9
Total common shareholders' equity	(19,786.4)	(18,332.0)
Total equity	(19,786.4)	(18,332.0)
Total liabilities and equity	$ (34,275.3)	$ (32,969.4)